Financial Risk Management Objectives and Policies - Summary of Contractual Undiscounted Future Cash Flow (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	€ 1,172,577
Tax receivable agreement liability	504,475
Interest accrued on interest-bearing loan and borrowings	280,447
Lease liabilities (undiscounted)	221,081
Derivative liabilities	625	€ 6,925
Trade and other payables	136,280
Accrued liabilities	29,411
Other liabilities	3,346
Total contractual obligations	2,348,242
On Demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Tax receivable agreement liability	504,475
Total contractual obligations	504,475
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	7,889
Interest accrued on interest-bearing loan and borrowings	61,597
Lease liabilities (undiscounted)	49,304
Derivative liabilities	625
Trade and other payables	136,280
Accrued liabilities	29,411
Other liabilities	3,346
Total contractual obligations	288,452
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	7,502
Interest accrued on interest-bearing loan and borrowings	57,042
Lease liabilities (undiscounted)	44,181
Total contractual obligations	108,725
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	7,134
Interest accrued on interest-bearing loan and borrowings	56,294
Lease liabilities (undiscounted)	29,283
Total contractual obligations	92,711
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	6,784
Interest accrued on interest-bearing loan and borrowings	55,950
Lease liabilities (undiscounted)	17,230
Total contractual obligations	79,964
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	506,463
Interest accrued on interest-bearing loan and borrowings	45,000
Lease liabilities (undiscounted)	13,681
Total contractual obligations	565,144
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings (excluding interest)	636,805
Interest accrued on interest-bearing loan and borrowings	4,564
Lease liabilities (undiscounted)	67,402
Total contractual obligations	€ 708,771